Capital structure (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Sep. 15, 2014 item	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	May 31, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Nov. 03, 2014	Nov. 02, 2014
Capital Structure
Shares issued as a result of exercises of share options by employees and a consultant		0	0
Repurchase of ordinary shares		¥ 5,106,944	$ 719,298	¥ 6,257,703		¥ 1,938,798
Class B ordinary shares
Capital Structure
Number of votes entitled per share | item	10
Conversion of stock, shares issued						950,000
ADS
Capital Structure
ADS ratio to ordinary shares											2	5
Repurchase of ordinary shares			$ 713,300	¥ 6,424,800	$ 952,300	¥ 4,968,500
Number of common shares repurchased		9,755,695	9,755,695	19,695,770	19,695,770
Class A ordinary shares
Capital Structure
Number of votes entitled per share | item	1
Shares issued as a result of exercises of share options by employees and a consultant		0	0	0	0	1,646,137
Issuance of ordinary shares as a result of vesting of shares awards (in shares)		1,034,612	1,034,612	1,084,205	1,084,205	1,156,264
Authorized share repurchase amount | $							$ 500,000	$ 500,000	$ 1,000,000	$ 500,000
Stock repurchased and retired during period, value		¥ 9,696,300	$ 1,426,800
Treasury stock, shares, retired		26,216,773	26,216,773